Investments in Associates and Joint Ventures - Major Associates and Joint Venture (Detail)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	43.686%	[1]	43.686%
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	Hong Kong, PRC		Hong Kong, PRC
Percentage of equity interest held	29.59%	[2]	29.59%
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	40.00%		40.00%
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	35.00%		35.00%
China United Network Communications Limited ("China Unicom") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	10.03%	[3]	10.29%
China Pipe Group Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	43.86%		43.86%
Joy City Commercial Property Fund L.P. ("Joy City") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of equity interest held	66.67%		66.67%
Place of incorporation	The British Cayman Islands		The British Cayman Islands
Percentage of equity interest held	66.67%		66.67%
Mapleleaf Century Limited ("MCL") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of equity interest held	75.00%		75.00%
Place of incorporation	The British Virgin Islands		The British Virgin Islands
Percentage of equity interest held	75.00%		75.00%

[1]	The 2021 final dividend of RMB0.0813 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 24 June 2022. The Company’s cash dividend receivable is RMB774 million.
[2]	The 2021 final dividend of HKD 0.032 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 20 May 2022. The Company received a cash dividend equivalent to RMB61 million. On 31 December 2021, the cumulative impairment loss of RMB3,217 million for the investment in Sino-Ocean had been recognised by the Group. On 31 December 2022, the Hong Kong stock price of Sino-Ocean was HKD1.09 per share. The Group performed an impairment test for the investment and recognised an impairment provision of RMB2,645 million based on the share price of Sino-Ocean H shares. If the share price of Sino-Ocean decreases by 10% as of December 31, 2022, it will increase the Group’s provision for impairment by RMB219 million. If the Group’s share of the book value of Sino-Ocean’s audited net assets attributable to shareholders of the parent company as at December 31, 2022 is lower than the book value of long-term equity investment in Sino-Ocean held by the Group, a 5% decrease in the net assets attributable to shareholders of the parent company would result in a decrease of RMB467 million in the book value of the Group’s long-term equity investment in Sino-Ocean.
[3]	The 2021 final dividend of RMB0.0391 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 10 May 2022. The Company received a cash dividend of RMB125 million. The 2022 interim dividend of RMB0.0663 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 13 October 2022. The Company received a cash dividend equivalent to RMB212 million. On 31 December 2022, the stock price of China Unicom was RMB4.48 per share.